INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated deficit [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2016	$ 210	$ 234,831	$ (265)	$ (25,630)	$ (1,002)	$ 208,144
Balance, shares at Dec. 31, 2016	25,741,021
Stock-based compensation		2,144				2,144
Vesting of restricted stock units	$ 1					1
Vesting of restricted stock units, shares	109,000
Other comprehensive income			797			797
Net income				(72,754)		(72,754)
Balance at Dec. 31, 2017	$ 211	236,975	532	(98,384)	(1,002)	$ 138,332
Balance, shares at Dec. 31, 2017	25,850,021					25,850,021
Stock-based compensation		1,484				$ 1,484
Vesting of restricted stock units
Other comprehensive income			(289)			(289)
Net income				1,043		1,043
Balance at Jun. 30, 2018	$ 211	$ 238,459	$ 243	$ (97,341)	$ (1,002)	$ 140,570
Balance, shares at Jun. 30, 2018	25,850,021					25,850,021